Commitments and Contingencies (Details 1) (USD $)	Dec. 31, 2013
Commitments and Contingencies [Line Items]
Year ending December 31, 2014	$ 2,472,000
Year ending December 31, 2015	1,128,000
Year ending December 31, 2016	834,000
Total future minimum employment contract payments	$ 4,434,000